Ordinary Shares (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 03, 2024 USD ($)	Sep. 06, 2023 USD ($)	Sep. 08, 2022 USD ($)	Sep. 07, 2021 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Ordinary Shares
Total consideration | ¥					¥ 106,979	¥ 526,025	¥ 67,022
Common stock, shares, issued					3,624,773,740
Common stock, shares outstanding					3,624,773,740
Shares repurchase program
Ordinary Shares
Stock Repurchase Program, Authorized Amount | $	$ 50,000	$ 50,000	$ 80,000	$ 50,000
Stock Repurchase Program, Period in Force	12 months	12 months	12 months	12 months
Class A ordinary shares
Ordinary Shares
Common stock, shares, issued					3,282,256,521	3,282,256,521
Common stock, shares outstanding					2,822,868,761	2,899,717,031
Class A ordinary shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares					123,566,000	303,236,220	70,748,340
Class B ordinary shares
Ordinary Shares
Common stock, shares, issued					801,904,979	801,904,979
Common stock, shares outstanding					801,904,979	801,904,979
ADS Shares | Shares repurchase program
Ordinary Shares
Stock Repurchased During Period, Shares					12,356,600	30,323,622	7,074,834
Total consideration | ¥					¥ 106,979	¥ 526,025	¥ 67,022